Other non-operating (income) expenses - Schedule of Other Non-operating Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other Non-operating Expenses [Abstract]
Kumtor Mine litigation and related costs	$ 15,036	$ 27,547
Interest income	(9,419)	(2,777)
Reversal of long term employee defined benefit liability	(4,246)	0
Foreign exchange (gain) loss	(4,933)	900
Other expenses (income)	1,679	(2,177)
Other non-operating (income) expenses	$ (1,883)	$ 23,493